Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities
Net income	$ 16,604		$ 15,855		$ 14,833
Adjustments to reconcile net income to cash provided by operating activities
Depreciation	3,392		3,589		3,657
Amortization of intangibles	1,284		1,226		1,174
Stock-based compensation	688		697		629
Deferred taxes	797		1,212		1,294
Net (gain)/loss on asset sales and other	(729)		(342)		(801)
Change in operating assets and liabilities, net of acquisitions/divestitures
Receivables (including financing receivables)	(2,230)		(1,279)		(489)
Retirement related	(1,008)		(1,371)		(1,963)
Inventories	280		(163)		92
Other assets/other liabilities	733		(28)		949
Accounts payable	(224)		451		174
Net cash provided by operating activities	19,586	[1]	19,846	[1]	19,549
Cash flows from investing activities
Payments for property, plant and equipment	(4,082)		(4,108)		(4,185)
Proceeds from disposition of property, plant and equipment	410		608		770
Investment in software	(635)		(559)		(569)
Purchases of marketable securities and other investments	(4,109)		(1,594)		(6,129)
Proceeds from disposition of marketable securities and other investments	3,142		3,345		7,877
Non-operating finance receivables-net	(608)		(291)		(405)
Acquisition of businesses, net of cash acquired	(3,722)		(1,811)		(5,922)
Divestiture of businesses, net of cash transferred	599		14		55
Net cash used in investing activities	(9,004)	[1]	(4,396)		(8,507)	[1]
Cash flows from financing activities
Proceeds from new debt	12,242		9,996		8,055
Payments to settle debt	(9,549)		(8,947)		(6,522)
Short-term borrowings/(repayments) less than 90 days-net	(441)		1,321		817
Common stock repurchases	(11,995)		(15,046)		(15,375)
Common stock transactions-other	1,540		2,453		3,774
Cash dividends paid	(3,773)		(3,473)		(3,177)
Net cash used in financing activities	(11,976)		(13,696)		(12,429)	[1]
Effect of exchange rate changes on cash and cash equivalents	(116)		(493)		(135)
Net change in cash and cash equivalents	(1,511)	[1]	1,262	[1]	(1,522)
Cash and cash equivalents at January 1	11,922		10,661		12,183
Cash and cash equivalents at December 31	10,412		11,922		10,661
Supplemental data
Income taxes paid-net of refunds received	3,169		4,168		3,238
Interest paid on debt	1,009		956		951
Capital lease obligations	$ 10		$ 39		$ 30

[1]	Amounts may not add due to rounding.